Other Disclosures	12 Months Ended
Dec. 31, 2021
Other Disclosures
Other Disclosures

Section 6—Other Disclosures

6.1	Related party disclosures

The Company is controlled by NB FP Investment K/S and its affiliates (collectively, “NB”). The ultimate controlling party of the Company is Mr. Florian Schönharting who controls NB. See Note 6.2 for an additional related party.

A director of the Company is a partner at the law firm that provides Danish legal services to the Group. Remuneration paid to the law firm is referred to below as "Danish Legal Services." The director serves on the Company's board of directors in his individual capacity and not as a representative of the law firm.

On October 10, 2016, a member of the Company’s board of directors entered into a four-year consulting agreement with the Company. The consulting agreement provided for the granting of 121,000 deferred shares (“Deferred Shares”) as the director’s full compensation for the performance of services as defined in the consulting agreement. The Deferred Shares vested in equal increments annually over a four-year period that ended on October 10, 2020. Share-based remuneration recognized in the accompanying consolidated financial statements in connection with the Deferred Shares is referred to in the table below as "Consulting Services."

The Company, Operations and FA are part of a Danish joint taxation group with NB FP Investment General Partner ApS. See Note 3.4 for additional information.

The following table provides the total amount of transactions that have been entered into with related parties for the relevant year or as of yearend. All amounts disclosed in the table below exclude VAT:

	Year ended or as of December 31,
	2021	2020	2019
	USD ‘000	USD ‘000	USD ‘000
Purchase of services from NB	80	77	73
Danish Legal Services	450	273	233
Consulting Services	—	14	35
Amounts owed to related parties	2	4	Nil
Amounts owed by related parties	—	—	—

The above table excludes the related party transaction disclosed in Note 6.2.

Terms and conditions of transactions with related parties

Amounts due to related parties represent trade payables that are uncollateralized, interest free and payable within 30 days of receipt of invoice. There have been no guarantees provided or received for any related party receivables or payables.

Transactions with key management

The Group has not granted any loans, guarantees, or other commitments to or on behalf of any key management personnel.

Other than the remuneration including share-based payment relating to key management personnel described in Notes 3.2 and 3.3, no other transactions have taken place with key management personnel during the periods presented herein.

Compensation paid to the members of the board of directors

Cash compensation paid to members of the Company’s board of directors totaled $60,000 in each year of the three-year period ended December 31, 2021.

Share-based compensation paid to members of the Company’s board of directors for each of the years ended December 31, 2020 and 2019 totaled $9,000 and $117,000, respectively. There was no share-based compensation paid to members of the board of directors during the year ended December 31, 2021.

As discussed in more detail in Note 3.3, during each of the years ended December 31, 2020 and 2019, certain amounts were paid to warrant and option holders, including members of the board of directors, that were deemed to be a repurchase of equity awards, and accounted for as a reduction to shareholders’ equity. The compensation to members of the Company’s board of directors disclosed above, excludes $26,000 and $63,000 that were deemed to be a repurchase of equity awards during each of the years ended December 31, 2020 and 2019, respectively. During the year ended December 31, 2021, there were no amounts paid to members of the board of directors that were deemed to be repurchases of equity awards.

6.2	Commitments and contingent liabilities

Commitments

For each of the years ended December 31, 2021, 2020 and 2019, the Group recognized expenses of $95,000, $92,000 and $88,000, respectively, in connection with the leased office space. For each of the years ended December 31, 2021, 2020 and 2019, the cash outflow for the leased office space was equal to the recognized expense for the respective year. As of December 31, 2021, the remaining obligation for leased office space totaled $51,000 which is payable during the year ending December 31, 2022.

See Note 1.1 regarding the Annual Funding obligation to FWP IP.

As of December 31, 2021 and 2020, the other non-current asset is the rent security deposit on leased office space.

Contingent liabilities

Contingent liabilities are liabilities that arose from past events but whose existence will only be confirmed by the occurrence or non-occurrence of future events that in some situations are beyond the Groups’ control. See Note 3.4 for tax uncertainties.

In 2004, a private company Aditech Pharma AB (together with its successor-in-interest Aditech Pharma AG, “Aditech”), controlled by NB, began developing and filing patents for, among other things, formulations and dosing regimens of DMF. In 2005, the Company entered into a patent license agreement with Aditech to license this patent family from Aditech. In 2010, the Company acquired this patent family from Aditech pursuant to a patent transfer agreement (the “Transfer Agreement”) that replaced the patent license agreement. Under the Transfer Agreement, the Company obtained, among other things, Aditech’s patents and associated know-how related to DMF formulations and delivery systems (the “Aditech IP”). In connection with the License Agreement, the Company and Aditech executed an addendum to the Transfer Agreement (the “Addendum”). The Addendum clarified certain ambiguities with respect to the compensation due to Aditech in the event the Company would enter into the License Agreement and also provided for Aditech to waive certain rights under the Transfer Agreement. The Addendum specifies that Aditech receives 2% of the Non-refundable Fee (or $25 million) and is entitled to additional compensation should the Company receive royalties from Biogen under the License Agreement. If royalties are paid to the Company in accordance with the License Agreement, Aditech will be entitled to receive a cash payment equal to 2% of the same base amount with respect to which the Company’s royalty percentage is calculated, accruing from the same period of time as any royalty payment payable by Biogen to the Company (prior to taking into account taxes, duties and VAT, if any). Aditech is considered to be a related party of the Company due to control over Aditech by NB. The $25 million due to Aditech in accordance with the Addendum and in connection with the Company's receipt of the Non-refundable Fee was paid during May 2017.

As part of the project for the development of new or innovative products and procedures in the Free State of Saxony, Germany, the Sächsische Aufbaubank—Förderbank (“SAB”) awarded FP GmbH a grant (“Grant”) of 3.8 million EUR ($4.3 million based on the December 31, 2021 exchange rate) that subsidized certain product development costs incurred by FP GmbH during the period from March 2007 to December 2008. In June 2012, the SAB concluded the proceeding of proof of correct use of the Grant and determined that FP GmbH was in compliance with the terms of the Grant. In January 2017, the SAB informed the Company that FP GmbH had no further obligation to perform under the Grant or to repay the Grant. The SAB maintains the right to revoke the Grant and demand repayment of the Grant plus interest in the event the SAB in the future determines that FP GmbH failed to comply with the terms of the Grant.

6.3	Events after the reporting period

Subsequent to December 31, 2021, there were no events that are required to be reported except for the matters discussed in Note 1.2, regarding the Opposition Proceeding, Note 3.4, regarding FP GmbH’s plans to submit an application to begin debtor-in-position proceedings, and the exercise of equity awards representing 1.0 million ordinary shares at a per share exercise price of 0.01 DKK ($0.0015 based on the December 31, 2021 exchange rate).